Stockholders equity and dividend payment - Dividend payment (Details) - USD ($)	3 Months Ended								9 Months Ended	12 Months Ended
	Nov. 23, 2018	Aug. 31, 2018	May 30, 2018	Feb. 28, 2018	Dec. 06, 2017	Aug. 31, 2017	May 31, 2017	Feb. 22, 2017	Sep. 30, 2018	Dec. 31, 2017
Dividend Payment [Abstract]
Payment		$ 2,900,000	$ 2,900,000	$ 2,900,000	$ 2,800,000	$ 2,800,000	$ 10,100,000	$ 7,600,000
Total Payment									$ 8,600,000	$ 23,300,000
Per common share	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.08	$ 0.08	$ 0.06	$ 0.20